Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash	$ 1,865,110	$ 17,530
Prepaid expenses	24,247	7,804
Refundable taxes		30,831
Investments	26,250
Other current assets	40,000
Total current assets	1,955,607	56,165
Other receivables		440,572
TOTAL ASSETS	1,955,607	496,737
CURRENT LIABILITIES:
Accounts payable	382,225	521,432
Taxes payables	6,613	6,541
Other payables	2,751,326	281,527
Advances from former officers and directors	30,736	30,400
Promissory notes	349,079	270,018
Current portion of convertible notes, net of debt discount of $200,313	222,493	142,352
Derivative liability		1,250,584
Accrued interest on promissory notes and convertible notes	53,929	51,075
Total current liabilities	3,796,401	2,553,929
Long-term portion of convertible notes, net of debt discount of $1,310,921	432,578
Development grant		173,583
TOTAL LIABILITIES	4,228,979	2,727,512
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Common stock, no par value, unlimited shares authorized, 67,169,962 and 25,413,920 issued and outstanding as of December 31, 2020 and 2019, respectively	7,948,416	7,503,984
Additional paid in capital	9,379,990	6,338,430
Accumulated deficit	(19,729,562)	(16,214,826)
Accumulated other comprehensive income	127,784	141,637
TOTAL STOCKHOLDERS' DEFICIT	(2,273,372)	(2,230,775)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,955,607	$ 496,737